CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	¥ 1,499,025	¥ 1,169,348	¥ 853,295
Cost of revenue	(1,026,903)	(804,674)	(648,482)
Gross profit	472,122	364,674	204,813
Other income, net	25,100	3,689	6,325
Selling expenses	(25,003)	(24,539)	(21,902)
Administrative expenses	(72,661)	(63,374)	(28,385)
Operating profit	399,558	280,450	160,851
Gain on disposal of affiliated entities	0	5,349	0
Net finance income	24,935	11,391	6,892
Profit before tax	424,493	297,190	167,743
Income tax expenses	(108,713)	(66,288)	0
Net Profit	315,780	230,902	167,743
Profit attributable to:
Net profit attributable to non-controlling interests	22,359	8,314	0
Net profit attributable to the Company's shareholders	293,421	222,588	167,743
Net Profit	¥ 315,780	¥ 230,902	¥ 167,743
Earnings per share
Basic and diluted earnings per share	¥ 0.71	¥ 0.54	¥ 0.41
Net Profit	¥ 315,780	¥ 230,902	¥ 167,743
Other comprehensive income/(loss), net of nil income tax	3,310	(2,542)	2,202
Total comprehensive income	319,090	228,360	169,945
Total comprehensive income attributable to:
Total comprehensive income attributable to non-controlling interests	22,359	8,314	0
Total comprehensive income attributable to the Company's shareholders	296,731	220,046	169,945
Total comprehensive income	¥ 319,090	¥ 228,360	¥ 169,945